UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                   Date of reporting period: December 31, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

                   Mellon Institutional Funds Master Portfolio

             The Boston Company International Core Equity Portfolio

             Schedule of Investments - December 31, 2005 (Unaudited)
-------------------------------------------------------------------------------

Security                                       Shares                  Value
-------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 96.0%
EQUITY - 94.8%

Australia - 4.7%
Caltex Australia Ltd.                              302,900         $  4,304,619
Foster's Group Ltd.                                384,900            1,574,939
Macquarie Bank Ltd.                                110,800            5,537,163
Oil Search Ltd.                                    981,800            2,656,630
Pacific Brands Ltd.                                751,400            1,465,664
Qantas Airways Ltd.                                930,900            2,757,821
QBE Insurance Group Ltd.                           217,400            3,124,621
Rinker Group Ltd.                                  541,600            6,533,204
Westpac Banking Corp.                              108,700            1,813,396
                                                                   ------------
                                                                     29,768,057
                                                                   ------------

Austria - 1.9%
Boehler-Uddeholm                                    17,800            3,010,374
OMV AG                                             149,500            8,758,196
                                                                   ------------
                                                                     11,768,570
                                                                   ------------

Belgium - 1.1%
KBC Groupe                                          71,200            6,627,458
                                                                   ------------

Denmark - 0.8%
Novo Nordisk A/S, Class B                           92,060            5,179,133
                                                                   ------------

Finland - 2.2%
Fortum Oyj                                          97,300            1,824,048
Kesko Oyj                                          126,400            3,582,786
Nokia Oyj                                          279,800            5,116,164
Rautaruukki Oyj                                    143,300            3,485,189
                                                                   ------------
                                                                     14,008,187
                                                                   ------------

France - 9.7%
Banca Intesa Spa                                 1,076,833            5,703,083
Banque Nationale De Paris                          109,300            8,841,520
Bouygues SA                                         91,500            4,472,387
Elior                                              169,700            2,229,323
France Telecom SA                                   97,200            2,414,610
Sanofi-Synthelabo SA                                51,600            4,519,076
Societe Generale                                    92,900           11,423,509
Suez SA                                             97,900            3,047,240
Total SA                                            31,055            7,799,112
Vinci SA                                            36,900            3,172,709
Vivendi Universal SA                               229,900            7,199,413
                                                                   ------------
                                                                     60,821,982
                                                                   ------------

Germany - 5.5%
Bayerische Motoren Werke AG                         37,400            1,639,940
Continental AG                                     105,100            9,326,451
Deutsche Bank AG  Registered Shares                 44,300            4,293,939
Deutsche Telekom AG                                134,000            2,232,933
E.ON AG                                             73,500            7,601,816
SAP AG                                              11,610            2,104,485
Schering AG                                         63,900            4,280,412
Thyssenkrupp AG                                    163,000            3,399,083
                                                                   ------------
                                                                     34,879,059
                                                                   ------------

Greece - 1.1%
Coca-Cola Hellenic Bottling Co. SA                 166,200            4,893,839
National Bank of Greece                             44,600            1,900,228
                                                                   ------------
                                                                      6,794,067
                                                                   ------------

Security                                       Shares                 Value
-------------------------------------------------------------------------------
Hong Kong - 1.7%
Cheung Kong Holdings Ltd.                          159,000            1,631,448
China Mobile Hong Kong Ltd.                        970,300            4,593,121
Kerry Properties Ltd.                              757,300            2,007,315
The Wharf(Holdings) Ltd.                           651,000            2,300,739
                                                                   ------------
                                                                     10,532,623
                                                                   ------------

Ireland - 1.2%
Anglo Irish Bank Corp PLC                          259,100            3,931,187
CRH PLC                                             11,800              346,898
CRH PLC                                            107,700            3,167,454
                                                                   ------------
                                                                      7,445,539
                                                                   ------------

Italy - 1.5%
Capitalia Spa                                      805,900            4,663,997
Eni Spa                                            167,400            4,641,902
                                                                   ------------
                                                                      9,305,899
                                                                   ------------

Japan - 22.9%
Aeon Co., Ltd.                                     116,400            2,960,828
Astellas Pharma, Inc.                               61,000            2,379,176
Bridgestone Corp.                                  145,000            3,018,272
Canon, Inc.                                        122,400            7,160,929
Chubu Electric Power Co., Inc.                      73,800            1,758,335
Daiwa Securities Group                             381,000            4,319,120
Diamond Lease Co., Ltd.                             36,600            1,672,664
Eisai Co. Ltd.                                      89,000            3,735,374
Fujitsu Ltd.                                       372,000            2,832,423
Honda Motor Co., Ltd.                              117,400            6,699,186
Hoya Corp.                                         160,000            5,752,077
Japan Tobacco, Inc.                                    161            2,347,974
Kobe Steel Ltd.                                  1,810,000            5,862,472
Komatsu Ltd.                                       551,000            9,114,813
Kubota Corp.                                       783,000            6,579,218
Kyowa Hakko Kogyo Co., Ltd.                        291,000            2,030,634
Matsushita Electric Industrial Co. Ltd.            153,000            2,951,289
Mitsubishi Corp.                                   338,500            7,490,970
Mitsui O.S.K. Lines Ltd.                           559,000            4,877,149
Mizuho Financial Group, Inc.                           437            3,468,136
Nippon Steel Corp.                               2,029,000            7,225,538
Nisshin Seifun Group, Inc.                         219,800            2,322,120
Nomura Holdings,Inc                                109,000            2,088,689
NTT Corp.                                            1,270            5,771,748
Sankyo Co., Ltd.                                    47,200            2,733,390
Santen Pharmaceutical Co., Ltd                      95,600            2,642,496
Sanyo Shinpan Finance Co., Ltd.                     60,100            4,311,056
Sumitomo Electric Industries                       273,600            4,154,804
Sumitomo Rubber Industries, Inc.                   321,000            4,572,494
Sumitomo Trust & Banking Co., Ltd.                 493,000            5,037,010
Takeda Pharmaceutical Co., Ltd.                     82,000            4,435,815
Tokyo Electron Ltd.                                 31,300            1,966,534
Toshiba Corp.                                      536,000            3,199,457
Toyo Suisan Kaisha Ltd.                            156,300            2,523,276
Toyota Motor Corp.                                  75,400            3,912,566
                                                                   ------------
                                                                    143,908,032
                                                                   ------------

Luxembourg - 0.5%
Arcelor                                            134,400            3,332,357
                                                                   ------------

Netherlands - 3.1%
Buhrmann NV                                        350,800            5,160,585
Ing Groep NV CVA                                   349,700           12,126,390
Koninklijke DSM NV                                  61,000            2,490,676
                                                                   ------------
                                                                     19,777,651
                                                                   ------------

New Zealand - 0.3%
Fletcher Building Ltd.                             358,400            1,845,437
                                                                   ------------
Norway - 1.8%
DNB NOR ASA                                        350,200            3,738,513

Security                                       Shares                 Value
-------------------------------------------------------------------------------
Norsk Hydro ASA                                     29,100            2,990,036
Orkla ASA                                          104,400            4,326,459
                                                                   ------------
                                                                     11,055,008
                                                                   ------------

Spain - 3.1%
ACS Actividades                                    139,900            4,505,205
Banco Santander Central Hispano SA                 135,200            1,784,103
Corp. Mapfre SA                                    201,100            3,320,126
Gestevision Telecinco SA                            83,700            2,111,937
Repsol YPF SA                                      186,000            5,430,632
Union Fenosa SA                                     58,100            2,161,169
                                                                   ------------
                                                                     19,313,172
                                                                   ------------

Sweden - 2.5%
Atlas Copco AB (a)                                  93,700            2,088,226
Ericsson LM                                        773,100            2,657,437
Nordea Bank AB                                     181,100            1,881,209
Skandinaviska Enskilda Banken AB                   186,400            3,837,323
Volvo AB, Class B                                  115,500            5,446,261
                                                                   ------------
                                                                     15,910,456
                                                                   ------------

Switzerland - 7.1%
Baloise Holdings                                    26,230            1,532,313
Compagnie Financiere Richemont AG                   84,000            3,657,178
Credit Suisse Group                                205,700           10,490,105
Logitech International SA                           90,100            4,234,796
Nestle SA                                           22,220            6,646,719
Novartis AG                                         86,340            4,537,812
Sulzer AG                                            9,430            4,995,646
UBS AG Registered Shares                            25,240            2,403,352
Zurich Financial Services AG (a)                    30,190            6,434,160
                                                                   ------------
                                                                     44,932,081
                                                                   ------------

United Kingdom - 22.1%
Alliance Unichem PLC                               205,900            2,835,284
AstraZeneca PLC                                    162,600            7,912,841
Aviva PLC                                          509,800            6,182,554
Barclays PLC                                       526,290            5,531,530
Barratt Developments PLC                           283,400            4,806,796
BHP Billition PLC                                  267,300            4,365,891
BP PLC                                           1,101,000           11,723,490
British Airways PLC (a)                            544,300            3,127,258
British American Tobacco PLC                       273,700            6,120,644
BT Group PLC                                       854,300            3,273,460
Diageo PLC                                         188,500            2,731,871
Enterprise Inns PLC                                276,300            4,458,232
GlaxoSmithKline PLC                                 86,900            2,195,940
Greene King PLC                                    190,300            2,430,604
HBOS PLC                                           583,500            9,967,105
Inchcape PLC                                       123,016            4,826,873
International Power PLC                            752,400            3,099,797
Kelda Group PLC                                    342,300            4,557,501
National Grid PLC                                  311,100            3,042,352
Old Mutual PLC                                   2,395,400            6,788,634
Royal Bank of Scotland Group PLC                   127,685            3,854,748
Royal Dutch Shell PLC                              174,400            5,313,051
Royal Dutch Shell PLC                               25,000              799,033
Sage Group PLC                                     652,700            2,896,758
Schroders PLC                                      106,700            1,743,681
Standard Chartered PLC                             100,000            2,227,659
Tullow Oil PLC                                     503,400            2,338,061
Vodafone Group PLC                               4,820,000           10,405,662
Wolseley PLC                                       206,100            4,343,032
Xstrata PLC                                        214,700            5,022,846
                                                                   ------------
                                                                    138,923,188
                                                                   ------------
Total Equities (Cost $533,267,194)                                  596,127,956
                                                                   ------------

PREFERRED STOCKS - 0.9%
Fresenius AG                                        16,200            2,198,150
Henkel KGaA                                         34,900            3,510,857
                                                                   ------------
Total Preferred Stocks (Cost $5,213,329)                              5,709,007
                                                                   ------------

                                Rate  Maturity  Par Value
                                ----  --------- ----------
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bill (b) (c)
   (Cost $1,785,574)            3.82% 3/16/2006  1,800,000      1,785,922
                                                            -------------
TOTAL UNAFFILIATED
   INVESTMENTS
   (Cost $540,266,097)                                        603,622,885
                                                            -------------

AFFILIATED INVESTMENTS - 4.1%
Dreyfus Institutional
   Preferred Plus Money
   Market Fund (d) (e)
   (Cost $25,909,393)           4.06%           25,909,393     25,909,393
                                                            -------------
TOTAL INVESTMENTS- 100.1%
   (Cost $566,175,490)                                        629,532,278
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (0.1%)                                        48,026
                                                            -------------
NET ASSETS-100%                                             $ 629,580,304
                                                            =============

Notes to Schedule of Investments:

(a)   Non-income producing security

(b) Denotes all or part of security segregated as collateral for futures transactions.

(c)   Rate noted is yield to maturity.

(d)   Affiliated institutional money market fund.

(e)   Stated rate is the seven day yield for the fund at year end.

At December 31, 2005 the Portfolio held the following futures contracts:

                                                        Underlying
                                                        Face Amount   Unrealized
Contract                      Position Expiration Date   at Value     Gain/Loss
--------------------------------------------------------------------------------
MSCI Pan-Euro (498 Contracts)   Long      3/14/2006    $ 12,402,976   $ (86,936)
Topix Futures (31 Contracts)    Long      3/31/2006       4,319,866     (9,993)
                                                                      ---------
                                                                      $ (96,929)
                                                                      =========

                   Mellon Institutional Funds Master Portfolio

           The Boston Company International Small Cap Equity Portfolio

             Schedule of Investments - December 31, 2005 (Unaudited)

Security Description                             Shares                Value
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS- 93.4%
EQUITIES - 92.0%
Australia - 3.2%
Caltex Australia Ltd.                              166,970         $  2,372,870
Cochlear Ltd.                                      108,410            3,635,400
Downer EDI Ltd                                     613,300            3,229,082
Oil Search Ltd.                                  1,400,950            3,790,798
Oxiana Ltd. (a)                                  3,408,700            4,349,304
Pacific Brands Ltd.                              1,201,700            2,344,010
Perpetual Trustees Australia Ltd.                   41,430            2,065,882
Record Investments Ltd.                            426,600            2,546,402
Sims Group Limited                                 159,330            2,051,652
                                                                   ------------
                                                                     26,385,400
                                                                   ------------

Austria - 0.7%
Boehler-Uddeholm                                    31,910            5,396,688
                                                                   ------------

Belgium - 0.7%
Cofinimmo                                           14,600            2,310,216
NV Union Miniere SA                                 29,960            3,531,583
                                                                   ------------
                                                                      5,841,799
                                                                   ------------

Canada - 6.8%
Astral Media, Inc.                                  94,600            2,492,728
Ensign Resource Service Group, Inc.                146,000            5,891,228
Gildan Activewear, Inc. (a)                        107,500            4,622,463
Home Capital Group, Inc.                           201,700            6,027,756
Inmet Mining Corp.                                 306,600            7,778,380
IPSCO, Inc.                                         84,600            7,036,176
Kingsway Financial Services Inc.                   173,500            3,506,407
Northbridge Financial                              196,000            5,899,553
Trican Well Service Ltd. (a)                       258,400           12,444,444
                                                                   ------------
                                                                     55,699,135
                                                                   ------------

Denmark - 1.2%
Bang & Olufsen A/S                                  25,900            2,663,450
GN Store Nord A/S                                  266,700            3,491,779
Jyske Bank A/S (a)                                  72,600            3,565,883
                                                                   ------------
                                                                      9,721,112
                                                                   ------------

Finland - 1.7%
Kesko Oyj                                           92,900            2,633,234
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi)      118,800            1,667,514
Rautaruukki Oyj                                    223,300            5,430,863
YIT-Yhtyma Oyj                                      96,000            4,104,946
                                                                   ------------
                                                                     13,836,557
                                                                   ------------

France - 8.4%
Alten (a)                                          127,420            3,815,280
April Group                                         60,360            2,493,118
Ciments Francais                                    24,750            3,216,220
Clarins                                             56,734            3,145,709
CNP Assurances                                      37,340            2,943,180
Eiffage                                             50,413            5,447,304
Elior                                              290,000            3,809,687
Euler Hermes SA                                     60,860            5,488,519
Generale de Sante                                  101,760            3,504,599
Iliad SA                                            76,100            4,710,366
Imerys SA                                           35,960            2,600,334
Legardere SCA                                       39,740            3,057,099
Natexis Banques Populaires                          26,800            4,462,694
Nexans SA                                           50,530            2,399,864
Publicis Groupe                                     63,800            2,219,915
SR Teleperformance                                  87,350            2,729,198
Vallourec                                           11,650            6,411,315
Vinci SA                                            50,440            4,336,896
Zodiac SA                                           39,700            2,548,934
                                                                   ------------
                                                                     69,340,231
                                                                   ------------

Security Description                             Shares                Value
--------------------------------------------------------------------------------
Germany - 4.6%
Continental AG                                      64,440            5,718,330
Deutsche Boerse AG                                  47,270            4,842,517
Deutsche Postbank AG                                38,290            2,220,495
Hypo Real Estate Holding                            50,890            2,648,841
Leoni AG                                            94,390            3,008,366
Man AG                                              63,200            3,371,858
Mobilcom AG                                        146,630            3,227,781
MPC Capital AG                                      26,800            2,087,031
Software AG                                         65,860            3,207,450
Stada Arzneimittel AG                               70,160            2,295,900
Vivacon AG (a)                                      69,200            2,341,470
Wincor Nixdorf AG                                   23,220            2,455,965
                                                                   ------------
                                                                     37,426,004
                                                                   ------------

Hong Kong - 3.1%
China Overseas Land & Investment Ltd.            9,966,000            4,274,136
Hengan International Group Co., Ltd.             4,347,400            4,934,556
Kerry Properties Ltd.                            1,036,700            2,747,899
Orient Overseas International Ltd.                 699,700            2,373,578
Skyworth Digital Holdings Ltd. (b)               2,962,000              382,051
Solomon Systech International                   10,338,900            4,300,707
Television Broadcasts Ltd.                         406,000            2,157,541
Wing Hang Bank Ltd.                                325,900            2,345,602
Xinao Gas Holdings Ltd.                          2,734,200            2,168,908
                                                                   ------------
                                                                     25,684,978
                                                                   ------------

Ireland - 1.2%
C & C Group PLC                                    734,300            4,692,838
Fyffes PLC                                         835,900            2,275,362
Grafton Group PLC (a)                              258,370            2,813,184
                                                                   ------------
                                                                      9,781,384
                                                                   ------------

Italy - 3.6%
Banca Popolare di Milano Scarl (BPM)               315,300            3,453,573
Banco Popolare di Verona e Novara                  212,360            4,295,197
Davide Campari-Milano Spa                          300,350            2,221,651
Erg Spa                                            245,880            5,918,919
Fondiaria-Sai Spa                                  103,340            3,402,466
Milano Assicurazioni Spa                           608,650            4,159,948
Pirelli & C Real Estate                             39,820            2,177,266
Recordati Spa                                      279,240            1,923,397
Terna Spa                                          894,500            2,207,266
                                                                   ------------
                                                                     29,759,683
                                                                   ------------

Japan - 21.8%
Arrk Corp.                                          39,200            2,891,640
Asahi Pretec Corp.                                 116,300            2,820,231
Cosmo Oil Co., Ltd.                                457,000            2,286,162
Dainippon Screen Manufacturing Co., Ltd.           413,900            3,463,789
Fancl Corp. (a)                                     45,400            2,428,981
Futaba Industrial Co., Ltd.                         98,700            2,368,331
Hitachi Construction Machinery Co., Ltd.           169,600            3,954,553
Hitachi High-Technologies Corp.                    159,200            3,982,025
Izumi Co. Ltdronics, Inc.                          129,800            4,435,255
Japan Aviation Electronics Industry Ltd.           185,000            2,603,866
Joint Corp.                                        119,400            4,130,507
Jtekt Corporation                                  197,000            3,666,398
Keihin Corp.                                       295,800            7,574,326
Kenedix, Inc.                                        1,027            6,469,908
Koito Manufacturing Co.                            360,000            5,530,948
Kyowa Exeo Corp.                                   414,000            5,409,310
Makino Milling Machine Co., Ltd.                   255,000            2,810,751
Makita Corp.                                       105,300            2,589,198
Mitsubishi Gas Chemical Co., Inc.                  957,800            9,055,003
Nachi-Fujikoshi Corp.                              652,000            3,482,788
Nippon Shokubai Ltd.                               696,000            7,878,243
Nisshin Seifun Group, Inc.                         269,600            2,848,241
Nisshin Steel Co., Ltd.                          1,720,900            5,559,292
NTN Corp.                                          361,000            2,852,739
OSG Corp.                                          225,800            4,681,033
Otsuka Corp.                                        50,400            5,559,641

Security Description                             Shares                Value
--------------------------------------------------------------------------------
Ricoh Leasing Co., Ltd.                            174,900            4,982,737
Ryohin Keikaku                                      64,900            5,662,379
Santen Pharmaceutical Co., Ltd                     167,200            4,621,604
Sanyo Shinpan Finance Co., Ltd.                     60,600            4,346,922
Sodick Co., Ltd. (a)                               152,400            2,700,661
Sumisho Lease Co., Ltd.                            119,300            6,099,534
Sumitomo Rubber Industries, Inc.                   416,000            5,925,725
Suruga Bank Ltd.                                   192,000            2,420,756
Sysmex Corp.                                       153,200            5,845,345
Toshiba Machine Co., Ltd.                          480,000            4,749,534
Tsumura & Co.                                      108,000            2,985,247
Tsuruha Holdings, Inc.                              86,700            3,984,348
Ulvac, Inc.                                         99,900            3,091,699
Urban Corp.                                         71,200            7,691,097
Yaskawa Electric Corp. (a)                         249,000            2,512,379
                                                                   ------------
                                                                    178,953,126
                                                                   ------------

Netherlands - 4.3%
Aalberts Industries NV                              73,420            3,897,132
ASM International NV (a)                           106,380            1,785,272
Axalto Holding NV (a)                               79,090            2,179,078
Buhrmann NV                                        295,950            4,353,692
Fugro N.V                                           73,500            2,359,964
Koninklijke BAM Groep NV                            65,350            5,483,528
Koninklijke DSM NV                                 100,500            4,103,490
SBM Offshore NV                                     37,740            3,048,406
Stork NV                                            88,600            3,784,329
Univar NV                                           54,800            2,140,241
Wolters Kluwer NV                                  107,970            2,182,525
                                                                   ------------
                                                                     35,317,657
                                                                   ------------

Norway - 0.9%
Aker Yards AS                                       51,400            2,469,212
Tandberg Television ASA (a)                        395,300            5,231,007
                                                                   ------------
                                                                      7,700,219
                                                                   ------------

Portugal - 0.3%
Banco BPI SA                                       579,850            2,648,935
                                                                   ------------

Singapore - 0.9%
First Engineering Ltd.                           1,015,000              671,498
Jurong Technologies Industrial                   3,557,300            3,872,444
MobileOne Ltd.                                   1,949,600            2,485,807
                                                                   ------------
                                                                      7,029,749
                                                                   ------------

South Korea - 3.0%
Dongbu Insurance Co., Ltd.                         255,900            5,194,714
Honam Petrochemical Corp.                           49,500            2,456,820
Hyundai Department Store Co., Ltd.                  39,200            3,330,872
Hyundai Development Co.                             61,200            2,782,370
Hyundai Mipo Dockyard                               59,000            3,590,133
Intops Co., Ltd.                                    96,600            3,269,863
Pusan Bank                                         274,600            3,611,723
                                                                   ------------
                                                                     24,236,495
                                                                   ------------

Spain - 2.9%
ACS Actividades                                    152,270            4,903,556
Banco Sabadell SA                                  152,360            3,995,848
Enagas                                             174,090            3,255,361
Fadesa Immobiliaria SA                             124,260            4,094,198
Immobiliaria Urbis SA                              281,810            5,172,928
Indra Sistemas SA                                  118,790            2,321,107
                                                                   ------------
                                                                     23,742,998
                                                                   ------------

Sweden - 1.9%
Elekta AB                                          484,077            7,192,189
Eniro AB                                           181,000            2,278,994
Nobia AB                                           182,800            3,705,670
WM-data AB                                         871,000            2,785,586

                                                                   ------------
                                                                     15,962,439
                                                                   ------------

Switzerland - 4.2%
Actelion NV (a)                                     26,800            2,217,354
Banque Cantonale Vaudoise (BCV)                     10,700            3,078,551

Security Description                             Shares                Value
--------------------------------------------------------------------------------
Barry Callebaut AG (a)                              14,700            4,794,451
Charles Voegele Holding AG                          35,900            2,718,869
Geberit AG                                           3,140            2,485,614
Logitech International SA (a)                       87,890            4,130,924
Micronas Semiconductor Holdings (a)                 62,740            2,077,325
Rieter Holding AG                                    6,460            1,917,643
Sika AG (a)                                          5,500            4,563,099
Sulzer AG                                            5,500            2,913,685
Syngenta AG (a)                                     31,250            3,889,005
                                                                   ------------
                                                                     34,786,520
                                                                   ------------

Ukraine - 0.4%
Michael Page International PLC                     663,500            3,081,652
                                                                   ------------

United Kingdom - 16.2%
Admiral Group PLC                                  284,600            2,227,539
Alliance Unichem PLC                               209,500            2,884,857
Barratt Developments PLC                           176,020            2,985,506
British Airways PLC (a)                            543,900            3,124,960
BSS Group Plc                                      416,100            2,276,165
Burren Energy PLC                                  238,900            3,747,917
Carillion PLC                                      611,860            3,220,716
Charter PLC (a)                                    375,010            3,612,516
Chemring Group PLC                                 192,300            2,428,031
Close Brothers Group PLC                           309,760            4,835,606
CSR PLC (a)                                        322,100            5,186,155
EMAP PLC                                           226,600            3,363,951
Enterprise Inns PLC                                275,800            4,450,164
First Choice Holidays PLC                        1,106,014            4,756,413
Greene King Plc                                    267,923            3,422,043
iSOFT Group PLC                                    283,156            1,897,194
Inchcape PLC                                       101,500            3,982,633
Informa PLC                                        487,100            3,634,432
International Power PLC                            826,200            3,403,844
Kelda Group PLC                                    175,590            2,337,866
Kier Group PLC                                     207,310            4,243,714
Laird Group Plc                                    323,480            2,337,091
Morgan Sindall PLC                                 217,400            3,476,065
Northgate Information Solutions PLC (a)          1,396,430            2,053,829
Persimmon PLC                                      150,810            3,263,546
Restaurant Group PLC                             1,147,180            2,999,536
Rexam PLC                                          229,680            2,007,085
Schroders PLC                                      195,550            3,195,659
SIG PLC                                            322,730            4,052,669
Speedy Hire PLC                                    302,430            4,325,796
Sportingbet PLC                                    524,650            3,100,098
The Carphone Warehouse PLC                       1,176,930            5,608,017
Tullow Oil PLC                                     967,970            4,495,775
Ultra Electronics Holdings                         176,020            3,003,673
Victrex PLC                                        306,790            3,514,749
Viridian Group PLC                                 230,365            3,544,670
WH Smith PLC                                       373,790            2,793,807
Wincanton PLC                                      444,300            2,598,569
Wolverhampton & Dudley Brew PLC                    127,800            2,791,988
Yell Group PLC                                     214,680            1,981,254
                                                                   ------------
                                                                    133,166,098
                                                                   ------------
Total Equities (Cost $577,746,993)                                  755,498,859
                                                                   ------------

PREFERRED STOCKS - 1.3%
Fresenius AG                                        24,100            3,270,087
Henkel KGaA                                         47,100            4,738,142
Rheinmetall AG NPV                                  42,340            2,668,834
                                                                   ------------
TOTAL PREFERRED STOCKS (Cost $8,856,510)                             10,677,063
                                                                   ------------

                               Rate  Maturity   Par Value
                               ---------------------------
SHORT-TERM INVESTMENTS - 0.1%
U.S. Government- 0.1%
U.S. Treasury Bill (c)
  (d) (Cost $793,628)          3.82% 3/16/2006     800,000              793,743
                                                                   ------------
TOTAL UNAFFILIATED
   INVESTMENTS
   - (Cost $587,397,131)                                            766,969,665
                                                                   ------------

                                                  Shares
                                               -----------
AFFILIATED INVESTMENTS - 5.6%
Dreyfus Institutional
   Preferred Plus Money
   Market Fund (e) (f)
   (Cost $45,709,749)          4.03%            45,709,749           45,709,749
                                                                   ------------

TOTAL INVESTMENTS - 99.0%
   (Cost $633,106,880)                                              812,679,414
Assets in excess
   of Liabilities - 1.0%                                              8,584,323
                                                                   ------------
NET ASSETS-100%                                                    $821,263,737
                                                                   ============

Notes to Schedule of Investments:

(a) Non-income producing security

(b) Security valued at fair value using methods determined in good faith by or or under the direction of the Board of Trustees.

(c) Denotes all or part of security segregated as collateral.

(d) Rate noted is yield to maturity.

(e) Affiliated institutional money market fund.

(f) Stated rate is the seven day yield for the fund at year end.

At December 31, 2005 the Portfolio held the following futures contracts:

                                                      Underlying
                                          Expiration  Face Amount   Unrealized
Contract                        Position     Date       at Value       Gain
-------------------------------------------------------------------------------
MSCI Pan-Euro (1250 contracts)    Long     3/14/2006  $ 31,284,622   $   70,611
Topix Futures (80 contracts)      Long     3/10/2006    11,000,402      126,531
                                                                     ----------
                                                                     $  197,142
                                                                     ==========

                   Mellon Institutional Funds Master Portfolio

                   The Boston Company Large Cap Core Portfolio

             Schedule of Investments - December 31, 2005 (Unaudited)

Security Description                          Shares                    Value
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 96.3%
EQUITIES - 96.0%
Basic Materials - 2.8%
Alcoa, Inc.                                         14,690              434,383
Dow Chemical Co.                                     9,300              407,526
El Du Pont de Nemours & Co.                          5,910              251,175
PPG Industries, Inc.                                 3,080              178,332
                                                                   ------------
                                                                      1,271,416
                                                                   ------------

Comsumer Discretionary - 9.8%
Advance Auto Parts, Inc. (a)                         6,895              299,657
Coach, Inc. (a)                                      5,970              199,040
Hilton Hotels Corp.                                 29,270              705,700
J.C. Penny Company, Inc.                             6,120              340,272
McDonalds Corp.                                     17,100              576,612
Omnicom Group                                        2,570              218,784
Target Corp.                                         7,030              386,439
The Home Depot, Inc.                                 9,800              396,704
Time Warner, Inc.                                   28,590              498,610
Viacom, Inc., Class B                                9,800              319,480
Walt Disney Co.                                     20,020              479,879
                                                                   ------------
                                                                      4,421,177
                                                                   ------------

Consumer Staples - 11.9%
Altria Group, Inc.                                  19,560            1,461,523
Cadbury Schweppes PLC - ADR                         14,530              556,354
CVS Corp.                                           15,710              415,058
Dean Foods Corp. (a)                                 5,420              204,117
General Mills, Inc.                                  4,460              219,967
Kellogg Co.                                          4,610              199,244
Pepsico, Inc.                                        9,040              534,083
Procter & Gamble Co.                                23,123            1,338,359
The Kroger Co. (a)                                  10,590              199,939
Wal-Mart Stores, Inc.                                5,450              255,060
                                                                   ------------
                                                                      5,383,704
                                                                   ------------

Energy - 8.9%
Anadarko Petroleum Corp.                             1,770              167,708
BP PLC                                               3,490              224,128
Chevron Corp.                                        5,432              308,375
ConocoPhillips                                      10,170              591,691
Devon Energy Corp.                                  10,380              649,165
Exxon Mobil Corp.                                   24,014            1,348,866
GlobalSantaFe Corp.                                  6,680              321,642
Weatherford International Ltd. (a)                  12,200              441,640
                                                                   ------------
                                                                      4,053,215
                                                                   ------------

Financial - 18.2%
Ace Ltd.                                             4,880              260,787
American International Group                         6,399              436,604
Bank of America Corp.                               28,860            1,331,889
Chubb Corp.                                          2,690              262,679
CIT Group, Inc.                                      9,330              483,107
Citigroup, Inc.                                     21,496            1,043,201
E*TRADE Financial Corp. (a)                         15,140              315,820
Hartford Financial Services Group, Inc.              5,100              438,039
JPMorgan Chase & Co.                                27,110            1,075,996
Lehman Brothers Holdings, Inc.                       2,030              260,185
Merrill Lynch & Co., Inc.                            9,590              649,531
Prudential Financial, Inc.                           7,510              549,657
W. R. Berkley Corp.                                  5,480              260,958
Wachovia Corp.                                      16,820              889,105
                                                                   ------------
                                                                      8,257,558
                                                                   ------------

Health Care - 14.3%
Amgen, Inc. (a)                                      5,770              455,022
Barr Pharmaceuticals, Inc. (a)                       5,190              323,285
Fisher Scientific International                      5,460              337,756
Genzyme Corp. (a)                                    3,500              247,730
Hospira, Inc. (a)                                    4,170              178,393
IMS Health, Inc.                                    12,900              321,468
Invitrogen Corp. (a)                                 3,260              217,246
Johnson & Johnson                                   14,390              864,839
Laboratory Corp. of America Holdings (a)               870               46,850
Medtronic, Inc.                                      7,460              429,472
Novartis AG ADR                                      8,330              437,158
Omnicare, Inc.                                       4,390              251,196
Pfizer, Inc.                                        18,400              429,088
St. Jude Medical, Inc.                               4,960              248,992
Thermo Electron Corp. (a)                           10,760              324,199
Triad Hospitals (a)                                  2,780              109,059
Wellpoint, Inc. (a)                                  7,140              569,701
Wyeth                                               14,990              690,589
                                                                   ------------
                                                                      6,482,043
                                                                   ------------

Industrial - 11.9%
Burlington Northern Santa Fe Corp.                   3,320              235,122
Caterpillar, Inc.                                    3,720              214,904
Danaher Corp.                                        7,000              390,460

Security Description                          Shares                    Value
--------------------------------------------------------------------------------
Eaton Corp.                                          4,840              324,716
Emerson Electric Co.                                 4,900              366,030
General Electric Corp.                              39,520            1,385,176
Lockheed Martin Corp.                                6,970              443,501
Norfolk Southern Corp.                              13,100              587,273
Rockwell Automation, Inc.                            4,910              290,476
Textron, Inc.                                        4,510              347,180
Tyco International Ltd.                             14,550              419,913
United Technologies Corp.                            6,600              369,006
                                                                   ------------
                                                                      5,373,757
                                                                   ------------

Technology - 13.0%
Apple Computer, Inc. (a)                             5,900              424,151
CheckFree Corp. (a)                                  4,440              203,796
Cisco Systems, Inc. (a)                              9,250              158,360
EMC Corp./Massachusetts                             25,480              347,038
Google, Inc. (a)                                       518              214,897
Hewlett-Packard Co                                  22,740              651,046
Ingram Micro Inc., Class A (a)                      12,040              239,957
Intel Corp.                                         15,690              391,622
International Business Machines Corp.               10,340              849,948
Microsoft Corp.                                     44,100            1,153,215
Motorola , Inc.                                      9,960              224,996
Oracle Corp. (a)                                    25,290              308,791
Qualcomm, Inc.                                      11,970              515,668
Texas Instruments, Inc.                              5,760              184,723
                                                                   ------------
                                                                      5,868,208
                                                                   ------------

Telecommunication Service - 2.1%
AT&T, Inc.                                          21,210              519,433
Verizon Communications, Inc.                        15,000              451,800
                                                                   ------------
                                                                        971,233
                                                                   ------------

Utilities - 3.1%
Constellation Energy Group, Inc.                     9,900              570,240
P G & E Corp.                                       13,700              508,544
Sempra Energy                                        7,300              327,332
                                                                   ------------
                                                                      1,406,116
                                                                   ------------
TOTAL EQUITIES (COST $38,957,005)                                    43,488,427
                                                                   ------------

                                Rate   Maturity  Par Value
                                ----   --------  ---------
SHORT-TERM INVESTMENTS - 0.3%
U.S. Government- 0.3%
U.S. Treasury Bill (b) (c)
   (Cost $148,810)              3.81% 3/16/2006    150,000              148,827
                                                                   ------------
TOTAL UNAFFILIATED
   INVESTMENTS
   (Cost $39,105,815)                                                43,637,254
                                                                   ------------
                                                 Shares
                                               -----------
AFFILIATED INVESTMENTS - 3.8%
Dreyfus Institutional
   Preferred Plus Money
   Market (d) (e)
   (Cost $1,734,642)            4.06%            1,734,642            1,734,642
                                                                   ------------
TOTAL INVESTMENTS - 100.1%
   (Cost $40,840,457)                                                45,371,896
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.1%)                                                (59,021)
                                                                   ------------
NET ASSETS-100%                                                    $ 45,312,875
                                                                   ============

Notes to Schedule of Investments:

ADR-American Depository Receipt

(a)   Non-income producing security.

(b)   Denotes all or part of security segregated as collateral.

(c)   Rate is yield to maturity.

(d)   Stated yield is the seven day yield for the fund as of year end.

(e)   Affiliated institutional money market fund.

At December 31, 2005 the Portfolio held the following futures contracts:

                                                       Underlying
                                          Expiration   Face Amount  Unrealized
Contract                        Position     Date        at Value     (Loss)
------------------------------------------------------------------------------
S & P 500 Index (5 Contracts)    Long     3/16/2006    $ 1,587,658   $ (19,181)
                                                                     =========

                   Mellon Institutional Funds Master Portfolio

                  The Boston Company Small Cap Growth Portfolio

             Schedule of Investments - December 31, 2005 (Unaudited)

Security Description                                Shares              Value
-------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 103.6%
EQUITIES - 95.8%
Basic Materials - 3.4%
Airgas, Inc.                                         7,180         $    236,222
Cambrex Corp.                                        8,400              157,668
Cleveland-Cliffs, Inc.                               3,830              339,223
GrafTech International Ltd. (b)                     16,900              105,118
Pan American Silver Corp. (b)                        9,970              187,735
Stillwater Mining Co. (b)                           18,200              210,574
                                                                   ------------
                                                                      1,236,540
                                                                   ------------

Consumer Discretionary - 12.5%
California Pizza Kitchen, Inc. (b)                  12,660              404,740
Central Garden & Pet Co. (b)                         4,570              209,946
Claire's Stores, Inc.                                9,980              291,616
DreamWorks Animation SKG (b)                         7,200              176,832
Educate, Inc. (b)                                   21,490              253,582
Emmis Communications Corp. (b)                      21,300              424,083
iRobot Corp.  (a) (b)                                  730               24,331
Lions Gate Entertainment Corp.  (a) (b)             59,400              456,192
Outdoor Channel Holdings, Inc. (b)                  11,700              157,950
Pacific Sunware of California (b)                   11,200              279,104
Playboy Enterprises, Inc., Class B (b)              25,400              352,806
Ruth's Chris Steak House, Inc. (b)                  14,960              270,776
Speedway Motorsports, Inc.                           6,050              209,754
The Sportsman's Guide, Inc. (b)                     10,360              247,086
Thor Industries, Inc.                                5,630              225,594
Tractor Supply Co. (b)                               3,800              201,172
Wabtec Corp.                                        14,900              400,810
                                                                   ------------
                                                                      4,586,374
                                                                   ------------

Consumer Staple - 5.8%
Church & Dwight Co., Inc.                           10,800              356,724
Diamond Foods, Inc.                                  6,300              124,551
Hain Celestial Group, Inc. (b)                      13,000              275,080
Herbalife Ltd.                                       9,020              293,330
Inter Parfums, Inc.                                 14,300              256,828
Longs Drug Stores Corp.                              4,590              167,030
Peet's Coffee & Tea, Inc. (b)                       10,010              303,804
Performance Food Group Co. (b)                      12,540              355,760
                                                                   ------------
                                                                      2,133,107
                                                                   ------------

Energy - 10.9%
Alon USA Energy, Inc. (b)                           10,070              197,876
Consol Energy, Inc.                                  5,350              348,713
Dril-Quip, Inc. (b)                                  5,290              249,688
Encore Acquisition Co. (b)                           8,500              272,340
FMC Technologies, Inc. (b)                           4,310              184,985
Foundation Coal Holdings Inc                         7,870              299,060
Global Industries, Ltd. (b)                         14,300              162,305
Gulf Island Fabrication, Inc.                        3,200               77,792
Hydril Co. (b)                                       5,480              343,048
Oil States International, Inc. (b)                  11,040              349,747
Penn Virginia Corp.                                  4,100              235,340
Pioneer Drilling Co. (b)                            20,500              367,565
Remington Oil & Gas Corp. (b)                        5,300              193,450
Tidewater, Inc.                                      7,730              343,676
W-H Energy Services, Inc. (b)                        7,530              249,092
Willbros Group, Inc.  (a) (b)                        7,400              106,856
                                                                   ------------
                                                                      3,981,533
                                                                   ------------

Financial -8.4%
Affiliated Managers Group (a) (b)                    3,350              268,838
American Equity Investment Life Holding Co.          9,800              127,890

Security Description                                Shares              Value
-------------------------------------------------------------------------------

Arch Capital Group Ltd. ADR (b)                      3,500              191,625
Center Financial Corp.                               5,342              134,405
City National Corp., Class A                         4,240              307,146
Crescent Real Estate Equities Co. REIT              31,100              616,402
Cullen/Frost Bankers, Inc.                           5,000              268,400
First Community Bancorp, Inc., Class A               4,100              222,917
First Midwest Bancorp, Inc.                          8,500              298,010
Mercantile Bank Corp.                                2,867              110,370
The Colonial BancGroup, Inc.                        11,300              269,166
UCBH Holdings, Inc.                                 14,900              266,412
                                                                   ------------
                                                                      3,081,581
                                                                   ------------

Health Care - 19.2%
American Medical Systems Holdings, Inc. (b)         15,900              283,497
Animas Corp.  (a) (b)                               11,400              275,310
Applera Corp.-Celera Genomics Group (b)             12,700              139,192
ArQule, Inc. (b)                                    15,800               96,696
Array BioPharma, Inc. (b)                           20,900              146,509
Community Health Systems, Inc. (b)                   7,400              283,716
Cooper Cos, Inc.                                     3,930              201,609
Covance, Inc. (b)                                   13,500              655,425
Coventry Health Care, Inc. (b)                       3,325              189,392
CV Therapeutics, Inc.  (a) (b)                       5,790              143,187
Cytyc Corp. (b)                                     11,400              321,822
Emdeon Corp. (b)                                    19,600              165,816
Fisher Scientific International  (a)                 6,200              383,532
Immunogen, Inc. (b)                                 21,500              110,295
Integra LifeSciences Holdings (b)                    5,400              191,484
InterMune, Inc.  (a) (b)                            13,900              233,520
IRIS International, Inc. (b)                         4,000               87,440
Lifepoint Hospitals, Inc. (b)                        5,200              195,000
Matria Healthcare, Inc. (b)                         12,610              488,764
Medarex, Inc. (b)                                   22,300              308,855
MGI Pharma, Inc (b)                                  9,200              157,872
Neurocrine Biosciences, Inc. (b)                     2,700              169,371
PerkinElmer, Inc.                                   15,500              365,180
Protein Design Labs, Inc. (b)                        7,000              198,940
Respironics, Inc. (b)                                9,700              359,579
Sybron Dental Specialties, Inc. (b)                  5,900              234,879
Triad Hospitals (b)                                  4,550              178,497
VCA Antech, Inc. (b)                                 6,500              183,300
Vertex Pharmaceuticals, Inc.  (a) (b)                4,400              121,748
ZymoGenetics, Inc. (b)                              10,600              180,306
                                                                   ------------
                                                                      7,050,733
                                                                   ------------

Industrial - 14.6%
Alaska Air Group, Inc. (b)                           7,910              282,545
Bucyrus International, Inc., Class A                 5,610              295,647
Energy Conversion Devices, Inc. (b)                  5,600              228,200
FTI Consulting, Inc. (b)                            13,910              381,690
Global Cash Access, Inc. (b)                        28,540              416,399
Huron Consulting Group, Inc. (b)                    13,400              321,466
Interline Brands, Inc. (b)                          18,600              423,150
Jack Henry & Associates, Inc.                        9,900              188,892
Kennametal, Inc.                                     8,160              416,486
LECG Corp. (b)                                      10,890              189,268
MSC Industrial Direct Co., Inc.                      7,710              310,096
Pacer International, Inc.                           15,700              409,142
Sourcecorp, Inc. (b)                                 7,410              177,692
Stericycle, Inc. (b)                                 3,100              182,528
Universal Truckload Services, Inc. (b)               8,600              197,800
UTI Worldwide, Inc.                                  1,950              181,038
Washington Group International, Inc. (b)             7,190              380,854
Watson Wyatt Worldwide Inc.                         13,790              384,741
                                                                   ------------
                                                                      5,367,634
                                                                   ------------

Information Technology - 18.4%
Akamai Technologies, Inc. (b)                        8,650              172,395
Avid Technology, Inc. (b)                            5,790              317,060
BEA Systems, Inc.  (a) (b)                          33,000              310,200
CACI International, Inc. (b)                         3,160              181,321

Security Description                                Shares              Value
-------------------------------------------------------------------------------
Cymer, Inc. (b)                                      9,190              326,337
Cypress Semiconductor Corp.  (a) (b)                15,270              217,598
Epicor Software Corp. (b)                           14,160              200,081
Exar Corp. (b)                                      20,300              254,156
F5 Networks, Inc. (b)                                5,420              309,970
Filenet Corp. (b)                                   14,100              364,485
Informatica Corp. (b)                               26,150              313,800
Ingram Micro Inc., Class A (b)                      26,400              526,152
Internet Security Systems (b)                       13,300              278,635
JDA Software Group Inc. (b)                         11,820              201,058
ManTech International Corp., Class A (b)             7,360              205,050
Marchex, Inc.  (a) (b)                              10,200              229,398
Mcafee, Inc. (b)                                     9,040              245,255
Online Resources Corp. (b)                          30,120              332,826
PortalPlayer, Inc. (b)                               8,040              227,693
Power Integrations, Inc. (b)                        14,020              333,816
Progress Software Corp. (b)                          4,610              130,832
SafeNet, Inc. (b)                                    5,600              180,432
Secure Computing Corp. (b)                          14,720              180,467
Unica Corp. (b)                                      8,200               98,810
Varian Semiconductor Equipment Associates
, Inc. (b)                                           3,380              148,483
Verisign, Inc.  (a) (b)                             11,700              256,464
WebEx Communications, Inc. (b)                      10,000              216,300
                                                                   ------------
                                                                      6,759,074
                                                                   ------------

Utilities - 2.6%
AGL Resources, Inc.                                 11,110              386,739
Atmos Energy Corp.                                  13,900              363,624
ITC Holdings Corp.                                   7,380              207,301
                                                                   ------------
                                                                        957,664
                                                                   ------------
TOTAL EQUITIES (COST $30,713,927)                                    35,154,240
                                                                   ------------

                                Rate  Maturity  Par Value
                                ----  --------- ----------

SHORT-TERM INVESTMENTS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Bill (c ) (d)
   (Cost $29,759)              3.850  3/16/2006     30,000               29,765
                                                                   ------------

                                                  Shares
                                                 ---------

INVESTMENT OF CASH
   COLLATERAL - 7.7%
BlackRock Cash
   Strategies L.L.C (e)
   (Cost $2,828,585)           4.130             2,828,585            2,828,585
                                                                   ------------
TOTAL UNAFFILIATED
   INVESTMENTS
   (Cost $35,166,583)                                                38,012,590
                                                                   ------------

AFFILIATED INVESTMENTS  - 4.3%
Dreyfus Institutional
   Preferred Plus (e) (f)
   (Cost $1,594,312)           4.060             1,594,312            1,594,312
                                                                   ------------
TOTAL INVESTMENTS- 107.9%
   (Cost $36,166,583)                                                39,606,902
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (7.9%)                                          (2,926,135)
                                                                   ------------
NET ASSETS-100%                                                    $ 36,680,767
                                                                   ============

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

(a)   Security, or a portion of thereof, was on loan at 12/31/05.

(b)   Non-income producing security

(c)   Denotes all or part of security segregated as collateral.

(d)   Rate noted is yield to maturity.

(e)   Stated yield is the seven day yield for the fund as of year end.

(f)   Affiliated institutional money market fund.

At December 31,2005 the Fund held the following futures contracts:

                                                         Underlying
                                             Expiration  Face Amount  Unrealized
Contract                           Position     Date       at Value      Loss
--------------------------------------------------------------------------------
Russell 2000 Index (2 Contracts)    Long     3/16/2006     $ 689,650  $ (11,359)
                                                                      =========

                   Mellon Institutional Funds Master Portfolio

                  The Boston Company Small Cap Value Portfolio

             Schedule of Investments - December 31, 2005 (Unaudited)

Security Description                                Shares             Value
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 102.2%
EQUITIES - 97.0%
Basic Materials - 4.1%
Compass Minerals International, Inc.                51,200         $  1,256,448
FMC Corp. (b)                                       34,300            1,823,731
Georgia Gulf Corp.                                  77,600            2,360,592
Glatfelter                                          51,200              726,528
Lesco, Inc. (b)                                     34,000              518,840
NN, Inc.                                            69,000              731,400
RTI International Metals Inc. (b)                   50,600            1,920,270
Wausau Paper Corp.                                  62,600              741,810
                                                                   ------------
                                                                     10,079,619
                                                                   ------------

Consumer Discretionary - 10.9%
Aztar Corp. (b)                                     73,400            2,230,626
Big 5 Sporting Goods Corp.                          77,100            1,687,719
Charming Shoppes, Inc. (b)                         160,700            2,121,240
Entercom Communications Corp. (b)                   59,300            1,759,431
Journal Communications, Inc.                        85,000            1,185,750
Keystone Automotive Industries, Inc. (b)            40,500            1,274,940
Matthews International Corp., Class A               34,800            1,267,068
Regis Corp.                                         50,100            1,932,357
Ruby Tuesday                                        72,400            1,874,436
The Reader's Digest Association (a)                107,400            1,634,628
Toro Co.                                            36,400            1,593,228
Tuesday Morning Corp.                               44,200              924,664
Tupperware Brands Corp.                            103,700            2,322,880
Wabtec Corp.                                        63,800            1,716,220
Winnebago Industries, Inc. (a)                      56,600            1,883,648
Zale Corp (b)                                       40,800            1,026,120
                                                                   ------------
                                                                     26,434,955
                                                                   ------------

Consumer Staples - 4.7%
BJ'S Wholesale Club Inc (b)                         56,700            1,676,052
Del Monte Foods Company                            107,500            1,121,225
J & J Snack Food Corp.                              13,900              825,799
Lance, Inc.                                         50,100              933,363
Performance Food Group Co. (b)                      53,600            1,520,632
Ralcorp Holdings, Inc.                              85,900            3,428,269
Schweitzer-Mauduit International, Inc.              41,300            1,023,414
The Boston Beer Co., Inc. (b)                       38,600              965,000
                                                                   ------------
                                                                     11,493,754
                                                                   ------------

Energy - 6.3%
Dril-Quip, Inc. (b)                                 24,800            1,170,560
Foundation Coal Holdings Inc                        46,800            1,778,400
Oil States International, Inc. (b)                  77,900            2,467,872
Tetra Technologies (b)                              95,200            2,905,504
Unit Corp. (b)                                      33,600            1,849,008
Universal Compression Holdings Inc (b)              54,000            2,220,480
Veritas DGC, Inc. (b)                               84,600            3,002,454
                                                                   ------------
                                                                     15,394,278
                                                                   ------------

Financial - 21.3%
Alabama National Bancorp/Del                        17,000            1,100,920
Alexandria Real Estate Equities, Inc.               22,100            1,779,050
American Equity Investment Life Holding Co. (a      43,700              570,285
American Financial Realty Trust REIT                95,400            1,144,800
Aspen Insurance Holdings Ltd                       104,300            2,468,781
Assured Guaranty Ltd                                89,400            2,269,866
BankAtlantic Bancorp, Inc.                          63,500              889,000
Capital Trust, Inc., Class A REIT                   44,700            1,308,816
Crescent Real Estate Equities Co. REIT              86,000            1,704,520
Education Realty Trust, Inc. REIT                   86,900            1,120,141
Financial Federal Corp. (a)                         60,300            2,680,335
First Potomac Realty Trust REIT                     53,100            1,412,460
First Republic Bank                                 46,000            1,702,460
Horace Mann Educators Corp.                         77,200            1,463,712
Innkeepers USA Trust REIT                          111,800            1,788,800
Investors Financial Services Corp. (a)              29,900            1,101,217
Jones Lang Lasalle                                  45,700            2,300,995

Security Description                                Shares             Value
--------------------------------------------------------------------------------
Knight Capital Group, Inc. (b)                     273,300            2,702,937
Lasalle Hotel Properties                            42,900            1,575,288
Lexington Corporate Properties Trust REIT          109,900            2,340,870
Mission West Properties REIT                        95,200              927,248
Phoenix Companies, Inc.                            105,600            1,440,384
Piper Jaffray Companies, Inc. (b)                   51,100            2,064,440
Provident Bankshares Corp.                          35,200            1,188,704
Raymond James Financial, Inc.                       78,400            2,953,328
Redwood Trust, Inc. REIT                            29,500            1,217,170
Santander BanCorp (a)                               27,800              698,336
Scottish Annuity & Life Holding (a)                 72,800            1,787,240
Sterling Bancshares, Inc.                           71,600            1,105,504
Sterling Financial Corp.                            42,500            1,061,650
Strategic Hotel Capital, Inc. REIT                  69,600            1,432,368
Triad Guaranty, Inc. (b)                            56,200            2,472,238
                                                                   ------------
                                                                     51,773,863
                                                                   ------------

Health Care - 8.4%
Amedisys, Inc. (a) (b)                              80,400            3,396,096
Andrx Corp. (b)                                    106,300            1,750,761
Chattem, Inc. (b)                                   20,800              756,912
Ista Pharmaceuticals, Inc. (a) (b)                 173,000            1,100,280
Kindred Healthcare, Inc. (b)                        71,200            1,834,112
Magellan Health Services, Inc. (b)                  40,000            1,258,000
Omnicell Inc. (a) (b)                               92,100            1,100,595
Option Care, Inc. (a)                              180,200            2,407,472
Orchid Cellmark, Inc. (b)                          137,200            1,042,720
Pediatrix Medical Group, Inc. (b)                   26,400            2,338,248
Res-Care Inc. (a) (b)                              122,800            2,133,036
Sierra Health Services (b)                          17,500            1,399,300
                                                                   ------------
                                                                     20,517,532
                                                                   ------------

Industrial - 23.5%
AGCO Corp. (a) (b)                                 121,500            2,013,255
Adesa, Inc.                                         48,000            1,172,160
Bowne & Co., Inc.                                  138,200            2,050,888
Briggs & Stratton Corp. (a)                         66,600            2,583,414
The Brink's Co.                                    112,200            5,375,502
Casella Waste Systems, Inc. (b)                     90,700            1,160,053
Central Parking Corp. (a)                          111,700            1,532,524
CIRCOR International, Inc.                          48,500            1,244,510
Comfort Systems USA Inc. (a)                        94,700              871,240
Consolidated Graphics, Inc. (b)                     29,500            1,396,530
Courier Corp.                                       25,200              865,368
Duratek, Inc. (b)                                  117,700            1,757,261
Electro Rent Corporation                            51,300              764,883
Esterline Technologies Corp. (b)                    83,500            3,105,365
GSI Group Inc. (b)                                 175,400            1,904,844
Granite Construction, Inc.                          75,800            2,721,978
Herley Industries, Inc. (b)                         94,600            1,561,846
Insituform Technologies, Inc. (b)                   66,100            1,280,357
Labor Ready (b)                                     81,600            1,698,912
Laidlaw International, Inc.                        158,200            3,674,986
LECG Corp. (b)                                     106,900            1,857,922
McGrath Rentcorp                                    63,000            1,751,400
Reliance Steel & Aluminum                           40,400            2,469,248
SI International, Inc. (b)                          33,800            1,033,266
Shaw Group Inc. (b)                                124,600            3,624,614
Source Interlink Cos., Inc. (b)                    146,900            1,633,528
Tennant Co.                                         30,200            1,570,400
United Rentals. Inc. (a) (b)                       118,400            2,769,376
Waste Connections, Inc. (a) (b)                     49,500            1,705,770
                                                                   ------------
                                                                     57,151,400
                                                                   ------------

Information Technology - 15.4%
Avid Technology, Inc. (b)                           41,500            2,272,540
CSG Systems International , Inc. (b)                75,700            1,689,624
Cabot Microelectronics (a) (b)                      36,200            1,061,746
Carrier Access Corp. (b)                           167,100              825,474
Comtech Telecommunications Corp. (b)                37,600            1,148,304
CyberOptics Corp. (b)                               52,500              707,700
Digi International, Inc. (b)                       123,100            1,291,319
EPIQ Systems, Inc. (b)                              60,300            1,117,962
Electronics for Imaging, Inc. (b)                  108,900            2,897,829
Epicor Software Corp. (b)                          175,700            2,482,641
FEI Co. (a) (b)                                    109,700            2,102,949
Foundry Networks, Inc. (b)                         110,900            1,531,529
Integrated Device Technology, Inc. (b)             163,100            2,149,658
MKS Instruments, Inc. (b)                           54,700              978,583

Security Description                                Shares             Value
--------------------------------------------------------------------------------
NIC, Inc. (b)                                      229,100            1,411,256
Perot Systems Corp., Class A (b)                   155,400            2,197,356
Phase Forward, Inc. (b)                            180,000            1,755,000
Photon Dynamics, Inc. (b)                           44,800              818,944
PLATO Learning, Inc. (b)                           139,900            1,110,806
Progress Software Corp. (b)                         61,800            1,753,884
RSA Security, Inc. (b)                              98,300            1,103,909
SafeNet, Inc. (a) (b)                               47,900            1,543,338
Sybase, Inc. (b)                                    79,000            1,726,940
Symmetricom, Inc. (b)                              206,100            1,745,667
                                                                   ------------
                                                                     37,424,958
                                                                   ------------

Utilities - 2.4%
El Paso Electric Co. (b)                            44,500              936,280
Infrasource services Inc. (a) (b)                   55,900              731,172
PNM Resources Inc.                                 103,900            2,544,511
UGI Corp.                                           77,600            1,598,560
                                                                   ------------
                                                                      5,810,523
                                                                   ------------
TOTAL EQUITIES (Cost $216,954,919)                                  236,080,882
                                                                   ------------

                                 Rate  Maturity  Par Value
                                 ----  --------  ---------
SHORT-TERM INVESTMENTS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Bill (c) (d)
   (Cost $372,036)              3.79% 3/16/2006    375,000              372,067
                                                                  -------------

                                                 Shares
                                                ---------
INVESTMENT OF
   CASH COLLATERAL - 5.1%
BlackRock Cash
   Strategies L.L.C. (e)
   (Cost $12,418,867)           4.13%           12,418,867           12,418,867
                                                                  -------------
TOTAL UNAFFILIATED
   INVESTMENTS
   (Cost $229,745,829)                                              248,871,816
                                                                  -------------
AFFILIATED
   INVESTMENTS - 6.5%
Dreyfus Institutional
   Preferred Plus Money
   Market Fund (e) (g)
   (Cost $15,817,282)   4.03%                   15,817,282           15,817,282
                                                                  -------------
TOTAL INVESTMENTS - 108.7%
   (Cost $245,563,104)                                              264,689,098
                                                                  -------------
LIABILITIES IN EXCESS
   OF OTHER ASSETS - (8.7%)                                         (21,278,686)
                                                                  -------------
NET ASSETS-100%                                                   $ 243,410,412
                                                                  =============

Notes to Schedule of Investments:

REIT- Real Estate Investment Trust

(a) Security, or a portion of thereof, was on loan at 12/31/05.

(b) Non-income producing security

(c) Rate noted is yield to maturity.

(d) Denotes all or part of security segregated as collateral.

(e) Stated rate is the seven day yield for the fund at year end.

(g) Affiliated institutional money market fund.

At December 31, 2005 the Portfolio held the following futures contracts:

                                                    Underlying
                                                   Face Amount
Contract              Position   Expiration Date     at Value    Unrealized Loss
--------------------------------------------------------------------------------
Russell 2000 Index
   (14 Contracts)       Long        3/17/2006      $ 4,799,100   $      (51,063)
                                                                 ==============

Item 2 -- Controls and Procedures.
         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                      MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                      By:   /s/ STEVEN M. ANDERSON
                            --------------------------------------------------
                            Steven M. Anderson
                            Treasurer

                      Date: March 1, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                      By:    /s/ STEVEN M. ANDERSON
                             -------------------------------------------------
                             Steven M. Anderson
                             Treasurer

                      Date:  March 1, 2006


                      By:    /s/ PATRICK J. SHEPPARD
                             -------------------------------------------------
                             Patrick J. Sheppard
                             President

                      Date:  March 1, 2006